SHARE BASED COMPENSATION (Details 3) (CNY)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Options
SHARE BASED COMPENSATION
Total share based compensation expense	306,659	590,145	1,645,284
Total unrecognized compensation expense	94,511
Weighted average period over which unrecognized compensation expense is expected to be recognized	1 year
Options | Cost of revenues
SHARE BASED COMPENSATION
Total share based compensation expense			568
Options | Research and development
SHARE BASED COMPENSATION
Total share based compensation expense			1,450
Options | Sales and marketing
SHARE BASED COMPENSATION
Total share based compensation expense		42,914	6,897
Options | General and administrative
SHARE BASED COMPENSATION
Total share based compensation expense	306,659	547,231	1,636,369
Nonvested shares
SHARE BASED COMPENSATION
Total share based compensation expense	11,272,563	11,674,252	3,006,687
Total unrecognized compensation expense	8,161,687
Weighted average period over which unrecognized compensation expense is expected to be recognized	2 years 5 months 8 days
Nonvested shares | Cost of revenues
SHARE BASED COMPENSATION
Total share based compensation expense	21,813	71,691	140,900
Nonvested shares | Research and development
SHARE BASED COMPENSATION
Total share based compensation expense	308,577	189,462	194,527
Nonvested shares | Sales and marketing
SHARE BASED COMPENSATION
Total share based compensation expense	702,683	344,226	595,713
Nonvested shares | General and administrative
SHARE BASED COMPENSATION
Total share based compensation expense	10,239,490	11,068,873	2,075,547